CONVERGE DIRECT ACQUISITION	9 Months Ended
Mar. 31, 2022
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
CONVERGE DIRECT ACQUISITION

NOTE  2 – CONVERGE DIRECT ACQUISITION

On March 21, 2022 (the “Closing Date”), the Company completed the acquisition of Converge Direct, LLC and affiliates (the “Converge Acquisition”) and the total purchase price was $125,000,000 valued at $114,875,000. The purchase price for accounting purposes consists of sixty-five million dollars ($65,000,000) in cash paid on the date of the acquisition, thirty million dollars ($30,000,000) currently held in escrow payable upon completion of its annual audits, another five million dollars ($5,000,000) payable twelve months after the acquisition date contingent on the Company satisfying its bank covenants, and the remaining fourteen million eight hundred and seventy-five thousand ($14,875,000) dollars was paid in the Company’s restricted common stock valued at $1.19 per share.  All 12,500,000 shares are subject to a nine (9) month lock-up. Pursuant to the provisions of the Membership Interest Purchase Agreement (the “MIPA”) dated as of November 22, 2021, as amended, an aggregate of $2,500,000 (10%) or 1,250,000 shares of the common stock issued to the Sellers are held in escrow to secure against claims for indemnification. The escrowed shares shall be held until the later of (a) one year from the Closing Date, or (b) the resolution of indemnification claims. The Company is accounting for the transaction under the purchase method of accounting in accordance with the provisions of ASC Topic 805 Business Combinations (ASC 805).

PURCHASE PRICE

The Company has estimated the fair value of the consideration due as follows:

Cash paid at closing	$65,000,000
Cash held in escrow	30,000,000
Cash payable after a year if bank covenants satisfied	5,000,000
Fair value of common stock issued at Closing	14,875,000
Total purchase price	$114,875,000

The fair value of the 12,500,000 shares was calculated to be $14,875,000 based on a closing price of the Company’s common stock at $1.19 per share on March 21, 2022.

The Company is recording the $5,000,000 payable twelve months after the acquisition date contingent on the Company satisfying its bank covenants as a long-term liability as the cash would be distributed subsequent to the March 31, 2023 reporting period. The Company will also reevaluate this balance during the June 30, 2022 close.

PURCHASE PRICE ALLOCATION

The Company negotiated the purchase price based on the expected cash flows to be derived from their operations after integration into the Company’s existing distribution, production and service networks.  The acquisition purchase price is allocated based on the fair values of the assets acquired and liabilities assumed, which are based on management estimates and third-party appraisals. The Company engaged a valuation expert to provide guidance to management which was considered and in part relied upon in completing its purchase price allocation. The excess of the purchase price over the aggregate estimated fair value of net assets acquired was allocated to goodwill. The purchase price allocation is preliminary and the entire allocation is subject to a final review, including but not limited to the accounts receivable, accounts payable, deferred revenue, intangible assets and accruals.

Subject to final review, the following table summarizes the preliminary allocation of the purchase price of the fair value of the assets acquired and liabilities assumed at the date of the acquisition:

Current assets	$33,856,000
Fixed assets	233,000
Other non-current assets	4,340,000
Intangible assets	71,000,000
Goodwill	41,528,000
Current liabilities	(30,576,000)
Other non-current liabilities	(5,506,000)
Consideration	$114,875,000

INTANGIBLE ASSETS

                The estimated fair values of the identifiable intangible assets acquired were calculated using an income valuation approach which requires a forecast of expected future cash flows either through the use of relief-from-royalty method or multi-period excess earnings methods (MPEEM). The estimated useful lives are based on the Company’s experience and expectations as to the duration of the time the Company expects to realize benefits of the assets.

The estimated fair values of the identifiable intangible assets acquired, estimated useful lives and related valuation methodology are as follows:

Intangible Assets:	Preliminary Fair Value	Life in Years	Discount Rate	Valuation Method
Customer relationships	$56,900,000	10	17.5%	Income (MPEEM)
Technology	10,500,000	5	17.5%	Income (Relief-from-Royalty)
Tradename	3,600,000	10	18.5%	Income (Relief-from-Royalty)
	$71,000,000

Customer relationships, technology and tradename will be amortized on a straight-line basis over their estimated useful lives.

Unaudited Pro Forma Financial Information

The following unaudited pro forma information presents the combined results of operations as if the acquisition of Converge Direct, LLC by the Company had been completed on July 1. The unaudited proforma results include amortization associated with preliminary estimates for the acquired intangible assets, amortization of debt discounts, and interest expense on the debt issued to complete the acquisition on these unaudited pro forma adjustments.

	For the Nine Months Ended March 31,
	2022	2021
Gross revenue	$216,685,000	$194,587,000
Cost of revenue	(183,890,000)	(167,680,000)
Gross profit	32,795,000	26,907,000

Operating expenses	(59,825,000)	(44,611,000)

Net gain/(loss)	$(27,030,000)	$(17,704,000)